Description of Business and Basis of Presentation	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business and Basis of Presentation
Description of Business and Basis of Presentation
DCP Midstream, LP, with its consolidated subsidiaries, or "us", "we", "our" or "the Partnership" is a Delaware limited partnership formed in 2005 by DCP Midstream, LLC to own, operate, acquire and develop a diversified portfolio of complementary midstream energy assets.
Our Partnership includes our Gathering and Processing and Logistics and Marketing segments. For additional information regarding these segments, see Note 21 - Business Segments.
Our operations and activities are managed by our general partner, DCP Midstream GP, LP, which in turn is managed by its general partner, DCP Midstream GP, LLC, which we refer to as the General Partner, and is 100% owned by DCP Midstream, LLC. DCP Midstream, LLC and its subsidiaries and affiliates, collectively referred to as DCP Midstream, LLC, is owned 50% by Phillips 66 and its affiliates and 50% by Enbridge, Inc. and its affiliates, or Enbridge. During the third quarter of 2016, Spectra Energy entered into an Agreement and Plan of Merger (the "Merger Agreement") with Enbridge and completed the merger during the first quarter of 2017. DCP Midstream, LLC directs our business operations through its ownership and control of the General Partner. As of December 31, 2016 DCP Midstream, LLC owned approximately 21.4% of us, including limited partner and general partner interests.
On December 30, 2016, we entered into a Contribution Agreement (the “Contribution Agreement”) with DCP Midstream, LLC and DCP Midstream Operating, LP (the “Operating Partnership”), a wholly owned subsidiary of the Partnership. The transactions and documents contemplated by the Contribution Agreement are collectively referred to hereafter as the “Transaction.” The Transaction closed effective January 1, 2017. Our predecessor results consist of all of the ownership interests of DCP Midstream, LLC in all of its subsidiaries that owned operating assets ("The DCP Midstream Business"), which we acquired from DCP Midstream, LLC on January 1, 2017. This transfer of net assets between entities under common control was accounted for as if the transfer occurred at the beginning of the period, and prior years were retrospectively adjusted to furnish comparative information, similar to the pooling method. Accordingly, our consolidated financial statements include the historical results of The DCP Midstream Business for all periods presented. We recognize transfers of net assets between entities under common control at DCP Midstream, LLC’s basis in the net assets contributed. The amount of the purchase price deficit of DCP Midstream, LLC’s basis in the net assets is recognized as an addition to limited partners’ equity. The financial statements of our predecessor have been prepared from the separate records maintained by DCP Midstream, LLC and may not necessarily be indicative of the conditions that would have existed or the results of operations if our predecessor had been operated as an unaffiliated entity. Following the Transaction, DCP Midstream, LLC owned approximately 38.1% of us, including limited partner and general partner interests.
For additional information regarding the Transaction, see Note 4 - Acquisitions.
The consolidated financial statements include the accounts of the Partnership and all majority-owned subsidiaries where we have the ability to exercise control. Investments in greater than 20% owned affiliates that are not variable interest entities and where we do not have the ability to exercise control, and investments in less than 20% owned affiliates where we have the ability to exercise significant influence, are accounted for using the equity method.
The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America, or GAAP. All intercompany balances and transactions have been eliminated in consolidation.